Financial instruments - Fair Values and Risk Management - Summary of Effect of a Quantitative Change Of Foreign Currency Exchange Rates Of The EURO Against The Exposed Currencies (Parenthetical) (Detail) - Not Designated As Cash Flow Hedging Instruments [Member] - Forward contract [Member] - Currency risk [member]
	Dec. 31, 2021	Dec. 31, 2020
Increase Of Ten Percentage [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Exchange Rate	10.00%	10.00%
Increase Of Five Percentage [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Exchange Rate	5.00%	5.00%
Decrease Of Five Percentage [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Exchange Rate	5.00%	5.00%
Decrease Of Ten Percentage [Member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Exchange Rate	10.00%	10.00%